Fair Value Measurements - Schedule of the changes in the fair value of financial instruments (FY) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	$ 377,857	$ 3,086,701	$ 3,086,701
Change in fair value of warrant liabilities	246,681	(1,660,759)	(2,708,844)
Transfer out of Level 3 to Level 1
Fair value, ending balance	624,538	1,425,942	377,857
Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance		3,890,177	3,890,177
Change in fair value of warrant liabilities		(2,088,501)	(2,088,501)
Transfer out of Level 3 to Level 1		(1,801,676)	(1,801,676)
Fair value, ending balance
Representative's Warrants [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	29,274	239,144	239,144
Change in fair value of warrant liabilities	19,112	(128,669)	(209,870)
Transfer out of Level 3 to Level 1
Fair value, ending balance	48,386	110,475	29,274
Warrant Liability [Member]
Fair Value Measurements (Details) - Schedule of the changes in the fair value of financial instruments [Line Items]
Fair value, beginning balance	407,131	7,216,022	7,216,022
Change in fair value of warrant liabilities	265,793	(3,877,929)	(5,007,215)
Transfer out of Level 3 to Level 1		(1,801,676)	(1,801,676)
Fair value, ending balance	$ 672,924	$ 1,536,417	$ 407,131